CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
COMMUNICATION SERVICES - 12.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications Inc.	168,868	$9,120,561

Entertainment - 2.0%
Activision Blizzard Inc.	79,200	6,129,288
Walt Disney Co.	83,323	14,095,752	*

Total Entertainment		20,225,040

Interactive Media & Services - 6.9%
Alphabet Inc., Class A Shares	7,788	20,821,374	*
Alphabet Inc., Class C Shares	8,194	21,839,550	*
Facebook Inc., Class A Shares	70,090	23,787,845	*
Pinterest Inc., Class A Shares	55,969	2,851,621	*

Total Interactive Media & Services		69,300,390

Media - 2.3%
Comcast Corp., Class A Shares	408,953	22,872,741

Wireless Telecommunication Services - 0.8%
T-Mobile US Inc.	61,473	7,853,790	*

TOTAL COMMUNICATION SERVICES		129,372,522

CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.6%
General Motors Co.	107,550	5,668,961	*

Household Durables - 0.6%
Toll Brothers Inc.	112,890	6,241,688

Internet & Direct Marketing Retail - 3.5%
Amazon.com Inc.	10,656	35,005,386	*

Specialty Retail - 4.2%
Home Depot Inc.	82,177	26,975,422
TJX Cos. Inc.	233,451	15,403,097

Total Specialty Retail		42,378,519

TOTAL CONSUMER DISCRETIONARY		89,294,554

CONSUMER STAPLES - 5.7%
Beverages - 1.9%
Coca-Cola Co.	165,530	8,685,359
PepsiCo Inc.	66,724	10,035,957

Total Beverages		18,721,316

Food & Staples Retailing - 1.8%
Walmart Inc.	133,552	18,614,478

Food Products - 0.8%
Mondelez International Inc., Class A Shares	135,887	7,905,906

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2021 Quarterly Report	1

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Household Products - 1.2%
Procter & Gamble Co.	83,722	$11,704,335

TOTAL CONSUMER STAPLES		56,946,035

ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	106,141	10,768,004
Exxon Mobil Corp.	147,041	8,648,952
Kinder Morgan Inc.	266,829	4,464,049
Pioneer Natural Resources Co.	45,071	7,504,772

TOTAL ENERGY		31,385,777

FINANCIALS - 12.3%
Banks - 6.0%
Bank of America Corp.	404,184	17,157,611
JPMorgan Chase & Co.	223,877	36,646,426
US Bancorp	110,016	6,539,351

Total Banks		60,343,388

Capital Markets - 1.0%
CME Group Inc.	24,422	4,722,726
Intercontinental Exchange Inc.	43,895	5,040,024

Total Capital Markets		9,762,750

Diversified Financial Services - 2.9%
Berkshire Hathaway Inc., Class A Shares	71	29,207,908	*

Insurance - 2.4%
Hartford Financial Services Group Inc.	52,850	3,712,713
Travelers Cos. Inc.	131,218	19,946,448

Total Insurance		23,659,161

TOTAL FINANCIALS		122,973,207

HEALTH CARE - 12.2%
Health Care Equipment & Supplies - 2.0%
Becton Dickinson and Co.	14,546	3,575,698
Medtronic PLC	128,344	16,087,920

Total Health Care Equipment & Supplies		19,663,618

Health Care Providers & Services - 2.2%
UnitedHealth Group Inc.	56,377	22,028,749

Life Sciences Tools & Services - 2.3%
Thermo Fisher Scientific Inc.	40,737	23,274,270

Pharmaceuticals - 5.7%
Eli Lilly & Co.	37,088	8,569,182
Johnson & Johnson	127,525	20,595,288

See Notes to Schedule of Investments.

2	ClearBridge Variable Appreciation Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Merck & Co. Inc.	221,182	$16,612,980
Pfizer Inc.	264,015	11,355,285

Total Pharmaceuticals		57,132,735

TOTAL HEALTH CARE		122,099,372

INDUSTRIALS - 8.5%
Aerospace & Defense - 2.1%
Northrop Grumman Corp.	10,901	3,925,995
Raytheon Technologies Corp.	203,239	17,470,425

Total Aerospace & Defense		21,396,420

Air Freight & Logistics - 1.4%
United Parcel Service Inc., Class B Shares	76,735	13,973,443

Commercial Services & Supplies - 1.4%
Waste Management Inc.	92,964	13,885,103

Industrial Conglomerates - 2.5%
3M Co.	21,198	3,718,553
Honeywell International Inc.	102,330	21,722,613

Total Industrial Conglomerates		25,441,166

Machinery - 0.3%
Otis Worldwide Corp.	38,589	3,175,103

Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	73,520	4,783,946
Union Pacific Corp.	13,849	2,714,543

Total Road & Rail		7,498,489

TOTAL INDUSTRIALS		85,369,724

INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 1.3%
Arista Networks Inc.	19,022	6,536,720	*
Cisco Systems Inc.	121,215	6,597,733

Total Communications Equipment		13,134,453

Electronic Equipment, Instruments & Components - 0.2%
Teledyne Technologies Inc.	5,809	2,495,430	*

IT Services - 4.7%
Automatic Data Processing Inc.	75,420	15,077,966
Fidelity National Information Services Inc.	54,330	6,610,874
Visa Inc., Class A Shares	114,466	25,497,302

Total IT Services		47,186,142

Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV, Registered Shares	18,199	13,560,257

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2021 Quarterly Report	3

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Enphase Energy Inc.	8,345	$1,251,499	*
Texas Instruments Inc.	32,185	6,186,279

Total Semiconductors & Semiconductor Equipment		20,998,035

Software - 11.7%
Adobe Inc.	32,431	18,671,175	*
Microsoft Corp.	296,419	83,566,445
Oracle Corp.	86,376	7,525,941
salesforce.com Inc.	29,169	7,911,216	*

Total Software		117,674,777

Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc.	386,832	54,736,728

TOTAL INFORMATION TECHNOLOGY		256,225,565

MATERIALS - 6.8%
Chemicals - 4.8%
Air Products & Chemicals Inc.	52,894	13,546,682
Ecolab Inc.	46,242	9,647,006
PPG Industries Inc.	109,777	15,699,209
Sherwin-Williams Co.	32,656	9,134,863

Total Chemicals		48,027,760

Construction Materials - 0.6%
Vulcan Materials Co.	32,796	5,547,771

Containers & Packaging - 0.6%
Ball Corp.	66,178	5,954,035

Metals & Mining - 0.8%
ArcelorMittal SA, Registered Shares	282,232	8,512,117

TOTAL MATERIALS		68,041,683

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	52,129	13,835,558

UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy Inc.	35,469	2,785,026

Multi-Utilities - 0.3%
Sempra Energy	25,798	3,263,447

TOTAL UTILITIES		6,048,473

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $351,516,201)		981,592,470

See Notes to Schedule of Investments.

4	ClearBridge Variable Appreciation Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	17,489,569	$17,489,569
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	4,372,392	4,372,392	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $21,861,961)			21,861,961

TOTAL INVESTMENTS - 100.1% (Cost - $373,378,162)			1,003,454,431
Liabilities in Excess of Other Assets - (0.1)%			(1,161,121)

TOTAL NET ASSETS - 100.0%			$1,002,293,310

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2021, the total market value of investments in Affiliated Companies was $4,372,392 and the cost was $4,372,392 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by

6

Notes to Schedule of Investments (unaudited) (continued)

the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$981,592,470	—	—	$981,592,470
Short-Term Investments†	21,861,961	—	—	21,861,961

Total Investments	$1,003,454,431	—	—	$1,003,454,431

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$527,693	$28,027,398	28,027,398	$24,182,699	24,182,699	—	$135	—	$4,372,392

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